Related party transactions	6 Months Ended
Jun. 30, 2026
Related party transactions

24. Related party transactions

(a) Parent and ultimate controlling party

Jing-Bin Chiang and his family who directly and indirectly owns 49.08% equity interest in the Company as of June 30, 2026 (December 31, 2025: 55.81%).

(b) Names of related parties and relationship

Names of related parties	Relationship with the Company	Notes
YMA DG	N/A	a)
Forwell	N/A	a)
Jing-Bin Chiang	Key management
Yu-Ning Chiang	Key management

a)	On April 1, 2023, the Group sold 80.5% of its equity interests in both YMA DG and Forwell. In 2025, the Group completed its exit from China operations and fully wrote off and derecognized all remaining assets and operational interests associated with these entities.

(ii) Purchase of goods:

	Six months ended June 30, 2026	Six months ended June 30, 2025
Purchase of goods
YMA DG	$315,391	$2,266,789
	$315,391	$2,266,789

Goods are purchased based on the prices and terms that would be available to third parties.

(d) Guarantees provided by related parties:

(i) The provision of credit lines used from loans guaranteed by key management is as follows:

	As of	As of
	June 30, 2026	December 31, 2025
Guaranteed by key management
Short-term loans	$2,579,175	$2,741,552
Long-term loans	4,926,588	1,652,258
	$7,505,763	$4,393,810

(e) Key management compensation

	Six months ended June 30, 2026	Six months ended June 30, 2025
compensation
Salaries and other short-term employee benefits	$325,543	$305,860
Post-employment benefits	4,828	4,518
Share-based payments	1,134,787	65,856
	$1,465,158	$376,234